COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Millions	3 Months Ended													12 Months Ended						48 Months Ended	57 Months Ended
	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)		Sep. 30, 2017 USD ($) [1]	Jun. 30, 2017 USD ($) [1]	Mar. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Sep. 30, 2016 USD ($) [1]	Jun. 30, 2016 USD ($)		Mar. 31, 2016 USD ($) [1]	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Sep. 28, 2016	Mar. 31, 2015	Feb. 12, 2015	Jan. 31, 2015	Jan. 05, 2015	Nov. 12, 2013
Commitments and Contingent Liabilities [Line Items]
Revised rate of return on equity		10.32%												10.32%
Current regulatory liability	$ 195	$ 183						$ 129						$ 183		$ 129
Operating revenues	279	311	[1]	$ 299	$ 303	$ 298	[1]	293	[1]	$ 254	$ 298	[1]	$ 280	1,211	[1]	1,125	[1]	$ 1,045
Interest expense	55					53								224		211		204
NET INCOME	82	76	[1]	$ 82	$ 81	80	[1]	56	[1]	$ 51	$ 74	[1]	$ 65	319	[1]	246	[1]	242
Basis Point Incentive Adder for RTO Participation																										50
Estimated Potential Refund Related to Return on Equity Complaints
Commitments and Contingent Liabilities [Line Items]
Current regulatory liability	146	145	[2]					118	[2]					145	[2]	118	[2]
Rate of Return on Equity and Capital Structure Initial Complaint
Commitments and Contingent Liabilities [Line Items]
Current regulatory liability								$ 118								118
Rate of Return on Equity and Capital Structure Initial Complaint | FERC Order | Minimum
Commitments and Contingent Liabilities [Line Items]
Revised rate of return on equity																						10.32%
Rate of Return on Equity and Capital Structure Initial Complaint | FERC Order | Maximum
Commitments and Contingent Liabilities [Line Items]
Revised rate of return on equity																						11.35%
Rate of Return on Equity and Capital Structure Second Complaint | Presiding Administrative Law Judge Initial Decision | Minimum
Commitments and Contingent Liabilities [Line Items]
Recommended rate of return on equity											9.70%
Rate of Return on Equity and Capital Structure Second Complaint | Presiding Administrative Law Judge Initial Decision | Maximum
Commitments and Contingent Liabilities [Line Items]
Recommended rate of return on equity											10.68%
Rate of Return on Equity and Capital Structure Complaints | Impact from Recognition of Liability
Commitments and Contingent Liabilities [Line Items]
Operating revenues														0		(80)		(115)
Interest expense	2					1								6		10		5
NET INCOME	(1)					$ (1)								(3)		$ (55)	[3]	$ (73)	[3]
Rate of Return on Equity and Capital Structure Complaints | Minimum
Commitments and Contingent Liabilities [Line Items]
Estimated potential refund	107	106												106
Rate of Return on Equity and Capital Structure Complaints | Maximum
Commitments and Contingent Liabilities [Line Items]
Estimated potential refund	146	145												145
ITCTransmission
Commitments and Contingent Liabilities [Line Items]
Rate of return on equity																											12.38%
Revised rate of return on equity																						11.35%
ITCTransmission | Rate of Return on Equity and Capital Structure Initial Complaint
Commitments and Contingent Liabilities [Line Items]
Reduced rate of return on equity																											9.15%
ITCTransmission | Rate of Return on Equity and Capital Structure Second Complaint
Commitments and Contingent Liabilities [Line Items]
Reduced rate of return on equity																								8.67%
METC
Commitments and Contingent Liabilities [Line Items]
Rate of return on equity																											12.38%
Revised rate of return on equity																						11.35%
METC | Maximum
Commitments and Contingent Liabilities [Line Items]
Revised rate of return on equity																						11.35%
METC | Rate of Return on Equity and Capital Structure Initial Complaint
Commitments and Contingent Liabilities [Line Items]
Reduced rate of return on equity																											9.15%
METC | Rate of Return on Equity and Capital Structure Second Complaint
Commitments and Contingent Liabilities [Line Items]
Reduced rate of return on equity																								8.67%
ITC Midwest
Commitments and Contingent Liabilities [Line Items]
Rate of return on equity																											12.38%
Revised rate of return on equity																						11.32%
Requested Return on Equity Rate Incentive Adder for Independent Transmission Ownership																									100
Approved Return on Equity Rate Incentive Adder for Independent Transmission Ownership																							50
ITC Midwest | Rate of Return on Equity and Capital Structure Initial Complaint
Commitments and Contingent Liabilities [Line Items]
Reduced rate of return on equity																											9.15%
ITC Midwest | Rate of Return on Equity and Capital Structure Second Complaint
Commitments and Contingent Liabilities [Line Items]
Reduced rate of return on equity																								8.67%
MISO Operating Subsidiaries
Commitments and Contingent Liabilities [Line Items]
Equity in capital structure for ratemaking purposes	3,000	3,000												3,000
Effect on net income from 10 basis point reduction in the authorized base return on equity	$ 3	$ 3												$ 3
MISO Operating Subsidiaries | Minimum
Commitments and Contingent Liabilities [Line Items]
Basis Point Incentive Adder for RTO Participation	50
MISO Operating Subsidiaries | Maximum
Commitments and Contingent Liabilities [Line Items]
Basis Point Incentive Adder for RTO Participation	100
Expectation
Commitments and Contingent Liabilities [Line Items]
Future Development Payments, Reasonably Possible Estimate																				$ 125	$ 125

[1]	During the years ended December 31, 2017 and 2016, we recognized an aggregate estimated regulatory liability for the refund and estimated refunds relating to the ROE complaints as described in Note 17, which resulted in a reduction in operating revenues and operating income of $80 million for the year ended December 31, 2016 and an estimated $3 million and $55 million reduction to net income for the years ended December 31, 2017 and 2016, respectively.
[2]	Refer to discussion of the refund and estimated refund in Note 17 under ?Rate of Return on Equity Complaints.?
[3]	Includes an effect on net income of $27 million and $28 million for the years ended December 31, 2016 and 2015, respectively, for revenue initially recognized in 2015, 2014 and 2013.